Consolidated Balance Sheets - USD ($)	Jul. 03, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 58,000	$ 1,415,000
Contract receivables	4,795,000	2,328,000
Prepaid expenses and other current assets	310,000	314,000	$ 81,000
Total current assets	5,163,000	4,057,000	81,000
Non-Current Assets
Property and equipment, net	772,000	838,000	$ 2,000
Other assets	60,000	60,000
Intangibles, net	1,580,000	1,959,000	$ 157,000
Goodwill	4,075,000	4,075,000
Total non-current assets	6,487,000	6,932,000	$ 159,000
Total assets	11,650,000	10,989,000	$ 240,000
Current liabilities:
Accounts payable	1,170,000	449,000
Accrued liabilities	1,634,000	1,118,000	$ 327,000
Related party payable	3,130,000	1,808,000	$ 80,000
Line of credit	431,000	56,000
Current portion of other accrued liabilities	254,000	187,000
Current portion of long-term debt - other	488,000	57,000	$ 489,000
Current portion of acquisition notes	4,873,000	3,800,000
Current portion of senior secured convertible notes, net	2,271,000	932,000
Derivative liability	10,401,000	53,834,000
Total Current Liabilities	24,652,000	62,241,000	$ 896,000
Non-Current Liabilities
Other accrued liabilities	50,000	387,000
Long term debt, less current portion - other	$ 40,000	53,000
Senior secured convertible notes, net		1,285,000
Acquisition notes, less current portion	$ 956,000	1,834,000
Derivative and put liabilities	16,056,000	390,184,000
Deferred rent	234,000	239,000
Total non-current liabilities	17,336,000	393,982,000
Total Liabilities	$ 41,988,000	$ 456,223,000	$ 896,000
Commitments and contingencies
Stockholders' Equity
Common stock, $.0001 par value, 3,000,000,000 shares authorized; 20,750,603 issued and outstanding at July 3, 2015 and 20,520,229 issued; 20,470,229 outstanding at December 31, 2014	$ 21,000	$ 21,000
Series C preferred stock, $.0001 par value, 250,000,000 shares authorized; 53,733,436 and 52,378,436 shares issued and outstanding	$ 5,000	$ 5,000
Series B preferred stock, $.0001 par value, 1,000 shares authorized, issued and outstanding
Paid in capital	$ 1,633,000		$ 86,000
Accumulated deficit	(31,976,000)	$ (445,242,000)	(742,000)
Total Cybergy stockholders' equity (deficit)	(30,317,000)	(445,216,000)	$ (656,000)
Non-controlling interest in joint venture	(21,000)	(18,000)
Total stockholders' equity (deficit)	(30,338,000)	(445,234,000)	$ (656,000)
Total liabilities and stockholders' equity (deficit)	$ 11,650,000	$ 10,989,000	$ 240,000